Deferred tax - Reconciliation (Details) - ZAR (R) R in Millions		12 Months Ended
	Jun. 29, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation
Deferred tax liability (asset) at beginning of year		R (20,649)	R (16,718)
Current year charge		(7,624)	(1,572)
Current year charge - per the income statement		(7,744)	(2,362)
Current year charge - per the statement of comprehensive income		120	790
Reclassification from held for sale			665
Foreign exchange differences recognised in income statement		(19)	23
Translation of foreign operations		(4,130)	(3,047)
Deferred tax liability (asset) at end of year		(32,422)	(20,649)
Net deferred tax assets and liabilities
Deferred tax assets		(37,716)	(31,198)
Deferred tax liabilities		5,294	10,549
Deferred tax liabilities		R (32,422)	R (20,649)
Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)
Net deferred tax assets and liabilities
Disposal of equity interest (as a percent)	30.00%